Defined Benefit Plans - Summary of Amounts Recognized in Statement of Financial Positions (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	€ 4,604	€ 4,858
Fair value of plan assets	(4,717)	(4,466)
Surplus Deficit In Plan	(112)	392
Present value of wholly unfunded obligations	3,937	4,201
Ending Balance	3,824	4,593	€ 4,359
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	4,604	4,858
Fair value of plan assets	(4,717)	(4,466)
Surplus Deficit In Plan	(112)	392
Present value of wholly unfunded obligations	3,660	3,926
Ending Balance	3,547	4,318	4,076
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations
Fair value of plan assets
Surplus Deficit In Plan
Present value of wholly unfunded obligations	277	275
Ending Balance	€ 277	€ 275	€ 283